Shareholder Report, Holdings (Details) - Institutional Class Shares	Nov. 30, 2025
Financials
Holdings [Line Items]
Percent of Net Asset Value	52.47%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.22%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.43%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	18.02%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	15.05%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Mitsubishi UFJ Financial Group, Inc. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.10%
ImmunityBio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Berkshire Hathaway Inc. - Class B
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.03%
UBS Group AG (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	3.90%